Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment

12	Property, plant and equipment

	Leasehold property improvements € '000s	Computer hardware & software € '000s	Office equipment € '000s	Furniture & fittings € '000s	Total € '000s
Cost
At January 1, 2023	10,766	13,659	1,242	2,291	27,958
Additions	3,519	5,182	385	656	9,742
Disposals	(2,920)	(6,776)	(338)	(404)	(10,438)
Arising on business combinations	800	3,387	496	128	4,811
Transfer to assets held for sale	(205)	(1,777)	(772)	(98)	(2,852)
Effects of movements in exchange rates	(465)	(542)	(142)	(73)	(1,222)
At December 31, 2023	11,495	13,133	871	2,500	27,999
Additions	6,067	4,928	450	213	11,658
Disposals	(1,247)	(3,939)	(258)	(385)	(5,829)
Effects of movements in exchange rates	357	314	18	33	722
At December 31, 2024	16,672	14,436	1,081	2,361	34,550

Accumulated depreciation
At January 1, 2023	4,032	8,407	489	999	13,927
Depreciation	1,541	3,856	480	351	6,228
Disposals	(445)	(6,531)	(267)	(350)	(7,593)
Transfer to assets held for sale	(36)	(1,046)	(449)	(80)	(1,611)
Effects of movements in exchange rates	(140)	(88)	(102)	(28)	(358)
At December 31, 2023	4,952	4,598	151	892	10,593
Depreciation	1,101	5,060	281	432	6,874
Disposals	(432)	(3,920)	(119)	(181)	(4,652)
Impairment	—	1,245	—	—	1,245
Effects of movements in exchange rates	145	254	29	41	469
At December 31, 2024	5,766	7,237	342	1,184	14,529

Net book value
At December 31, 2023	6,543	8,535	720	1,608	17,406
At December 31, 2024	10,906	7,199	739	1,177	20,021